Related Parties (Details) - USD ($)				1 Months Ended		3 Months Ended				6 Months Ended		12 Months Ended
	Oct. 19, 2023	Jun. 07, 2023	Jan. 01, 2017	Jan. 31, 2022	May 31, 2019	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023		Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Due to related party						$ 16,979,000		$ 12,359,000		$ 16,979,000		$ 14,622,000	[1]
Monthly fee percentage			0.01%
Advance rate					82.00%
Total balance						56,900,000				56,900,000		72,600,000
Other expenses						5,150,000	$ 6,726,000	6,149,000		12,092,000	$ 13,799,000	28,269,000		$ 13,895,000	$ 7,564,000
Due to related party						104,958,000		37,332,000		104,958,000		65,724,000	[1]
Direct operating expenses						339,003,000	35,055,000	33,216,000	$ 25,601,000	1,492,230,000	83,960,000	148,269,000		126,431,000	187,742,000
Receivable						28,783,000		19,883,000		28,783,000		$ 32,903,000	[1]
HH-BDH | Term Loan | Subsequent Event
Related Party Transaction [Line Items]
Debt term	3 years
Term loan	$ 25,000,000
Constitution
Related Party Transaction [Line Items]
Ownership percentage												50.50%
Highland Consolidated, L.P.
Related Party Transaction [Line Items]
Outstanding loan balance						$ 12,300,000		3,300,000		$ 12,300,000		$ 14,000,000
Board of Directors Controlled Entity | Constitution
Related Party Transaction [Line Items]
Ownership percentage												49.50%
MHT Financial L.L.C | Preferred Series A Subclass 0 and 1
Related Party Transaction [Line Items]
Total balance								23,000,000				$ 22,200,000
Hicks Holdings L.L.C | Common Class B
Related Party Transaction [Line Items]
Shares held (in shares)						1,322,208				1,322,208
Beneficient Management Counselors, L.L.C.
Related Party Transaction [Line Items]
Percentage of board of directors												49.00%
Percentage of members on management committee to select						50.00%				50.00%		50.00%
Percentage of members on community committee to select						50.00%				50.00%		50.00%
Percentage of board of directors, pre-decoupling						49.00%				49.00%
Bradley Capital Company, L.L.C.
Related Party Transaction [Line Items]
Due to related party						$ 4,900,000				$ 4,900,000		$ 3,600,000
Bradley Capital Company, L.L.C. | Services Agreement, Base Fee
Related Party Transaction [Line Items]
Related party fee		$ 500,000								400,000		400,000
Bradley Capital Company, L.L.C. | Services Agreement, Base Fee | Subsequent Event
Related Party Transaction [Line Items]
Related party fee		460,000
Bradley Capital Company, L.L.C. | Services Agreement, Supplemental Fee
Related Party Transaction [Line Items]
Related party fee		200,000								200,000		200,000
Bradley Capital Company, L.L.C. | Services Agreement, Supplemental Fee | Subsequent Event
Related Party Transaction [Line Items]
Related party fee		$ 180,000
Bradley Capital Company, L.L.C. | Services Agreement
Related Party Transaction [Line Items]
Costs for retired/departed employees										200,000		200,000
Minimum value of securities held						$ 10,000,000				$ 10,000,000		$ 10,000,000
Percentage of aggregate fair market value of Ben						1.00%				1.00%		1.00%
Expenses from related party transaction								600,000				$ 2,600,000		4,100,000	3,800,000
Due to related party								3,500,000				3,600,000
Other expenses						$ 700,000	600,000			$ 1,400,000	1,200,000
Bradley Capital Company, L.L.C. | Services Agreement | CEO and Chairman
Related Party Transaction [Line Items]
Annual salary										200,000		200,000
Bradley Capital Company, L.L.C. | Aircraft Sublease
Related Party Transaction [Line Items]
Related party fee										1,400,000		1,400,000
Expenses from related party transaction								1,700,000				6,100,000
Due to related party						9,600,000				9,600,000		6,900,000
Direct operating expenses						1,400,000	1,500,000			2,900,000	3,100,000
Bradley Capital Company, L.L.C. | Guarantee Agreement
Related Party Transaction [Line Items]
Related party fee												20,000,000
Beneficient Holdings, Inc.
Related Party Transaction [Line Items]
Related party fee										$ 30,000
Related party costs												30,000
Beneficient Holdings, Inc. | Minimum
Related Party Transaction [Line Items]
Agreement term										5 years
Beneficient Holdings, Inc. | Maximum
Related Party Transaction [Line Items]
Agreement term										7 years
Beneficient Holdings, Inc. | Contribution Agreement
Related Party Transaction [Line Items]
Maximum costs per year										$ 250,000		250,000
RROC
Related Party Transaction [Line Items]
Related party fee						0	800,000			0	800,000
Expenses from related party transaction								0				800,000		0	0
Debt due to related parties, gross								2,700,000				2,100,000
Debt due to related parties, gross						2,100,000				2,100,000		2,100,000
Kansas TEFFI Economic Growth Trust
Related Party Transaction [Line Items]
Related party fee						300,000	500,000			700,000	1,200,000
Expenses from related party transaction								0				2,700,000		0	0
Due to related party						0				0		100,000
Outstanding payables								700,000				100,000
Promissory notes												1,400,000
Receivable												1,400,000
Hicks Holdings L.L.C
Related Party Transaction [Line Items]
Total balance								75,700,000				72,600,000
GWG Holdings | Shared Services Agreement
Related Party Transaction [Line Items]
Cash received from related parties						100,000	$ 0	0		1,400,000	$ 0	400,000		$ 8,000,000	$ 3,900,000
Outstanding gross receivable								8,900,000				17,800,000
Allowance for receivables						0		$ 8,900,000		0		15,600,000
Receivable						100,000				$ 100,000		$ 17,800,000
Writeoff of receivables related allowance						$ 15,600,000
Beneficient Heartland Foundation | Benficient Heartland Foundation Initial Charitable Initiative
Related Party Transaction [Line Items]
Related party fee				$ 15,900,000
Beneficient Heartland Foundation | Charitable Contribution, Benefit for Development Projects and Promotion and Growth of Industry
Related Party Transaction [Line Items]
Related party fee				2,700,000
Beneficient Heartland Foundation | Charitable Contribution, Benefit of Public Charities Dedicated to Economic Development
Related Party Transaction [Line Items]
Related party fee				6,300,000
Beneficient Heartland Foundation | Charitable Contribution, Indirect Beneficiaries
Related Party Transaction [Line Items]
Related party fee				$ 6,900,000

[1]	Retroactively adjusted March 31, 2023 for the de-SPAC merger transaction as described in Note 4. Such adjustments are unaudited.